DECONSOLIDATION	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 3 – ACQUISITIONS

HK Ironman

On December 31, 2011, the Company acquired 100% of the issued and outstanding shares of capital stock of H&F Ironman Limited (“HK Ironman”), a Hong Kong company.  HK Ironman owns 95% equity in H&F Venture Trade Ltd. aka Linxi He Fei Economic and Trade Co. (“PRC Ironman”).  One of IGC’s areas of focus is the export of iron ore to China.  HK Ironman through its subsidiary, PRC Ironman, operates a beneficiation plant in China, which converts low-grade ore to high-grade ore through a dry and wet separation processes.  This Acquisition is intended to provide IGC with a platform in China to expand its business and ship low-grade iron ore, which is available for export in India, to China and convert the ore to a higher-grade ore before selling it to customers in China.

The date of Acquisition, December 31, 2011, is the date on which the Company obtained control of HK Ironman by acquiring control over the majority of the Board of Directors of HK Ironman.  The Acquisition has been accounted for under the acquisition method of accounting in accordance with ASC Topic 805, “Business Combination.”  The total purchase price has been allocated to Ironman’s net tangible and intangible assets based on their estimated fair values at the date of Acquisition.  The purchase price allocation is based upon preliminary estimates and assumptions that may be subject to change during the measurement period (up to one year from the Acquisition date).  The Company generally does not expect the goodwill recognized to be deductible for income tax purposes.  The results of operations of Ironman will be included in the Company’s consolidated results for the three and twelve months ended March 31, 2012 since the date of Acquisition is December 31, 2011.  The assets and liabilities of Ironman have been recorded in the consolidated balance sheets of the Company as of December 31, 2011.

The total purchase consideration for the Acquisition was USD 13,103,500.  The consideration will be discharged in the form of shares and cash as follows:

All amounts in USD
Fair value

IGC Stock consideration	9,103,500
Cash consideration	1,000,000
Estimated earn-out payment (in the form of cash)	3,000,000
Total purchase consideration	$13,103,500

The purchase price has been preliminarily allocated to the acquired assets and liabilities, as follows:

All amounts in USD
Fair value

Cash and cash equivalents	2,678,119
Property, plant and equipment	7,142,118
Other assets	6,313,200
Intangible assets	3,880,957
Goodwill	643,117
Income and other taxes payable	4,849,922
Other liabilities	1,292,898
Deferred income tax liabilities	849,877
Non-controlling interest	561,314
$13,103,500

The above purchase price allocation includes provisional amounts for certain assets and liabilities.  The purchase price allocation will continue to be refined primarily in the areas of land usage rights, income taxes payable, other taxes payable, other contingencies and goodwill.  During the measurement period, the Company expects to receive additional detailed information to refine the provisional allocation presented above, including final third party valuation reports and pre-acquisition period tax returns.  The related depreciation and amortization from the acquired assets is also subject to revision based on the final allocation.  Non-controlling interests are valued based on the proportional interest in the fair value of the net assets of the acquired entity.

PRC Ironman is subject to the legal and regulatory requirements, including but not limited to those related to environmental matters and taxation, in the Chinese jurisdictions in which it operates.  The Company has conducted a preliminary assessment of liabilities arising from these matters and has recognized provisional amounts in its initial accounting for the Acquisition for all identified liabilities in accordance with the requirements ASC Topic 805.  However, the Company is continuing its review of these matters during the measurement period, and if new information obtained about facts and circumstances that existed at the Acquisition date identifies adjustments to the liabilities initially recognized, as well as any additional liabilities that existed at the Acquisition date, the acquisition accounting will be revised to reflect the resulting adjustments to the provisional amounts initially recognized.

The following unaudited pro forma results of operations of the Company for the three and nine months ended December 31, 2011 and 2010 assume that the Ironman Acquisition occurred at the beginning of the comparable period.  The Company allocated the total purchase price to Ironman’s net tangible and intangible assets based on their estimated fair values at the date of Acquisition.  The purchase price allocation is based upon preliminary estimates and assumptions that may be subject to change during the measurement period (up to one year from the Acquisition date).  The pro forma amounts include certain adjustments, including depreciation and amortization expense and income taxes.

	Three months ended December 31,		Nine months ended December 31,
	2011	2010	2011	2010

Pro forma revenues	$1,140,060	$4,992,736	$6,150,872	$15,766,702
Pro forma other income	$2,392,649	(25,914)	$2,402,573	34,558
Pro forma net income attributable to the IGC common shareholders	$952,752	$63,656	$(72,033)	$8,731,378
Pro forma earnings per share
Basic	$0.04	$0.004	$(0.003)	$0.63
Diluted	$0.04	$0.004	$(0.003)	$0.63

NOTE 19 – DECONSOLIDATION

Effective October 1, 2009, we decreased our ownership in Sricon Infrastructure from 63% to 22.3%.  On March 7, 2008 we consummated the Sricon Acquisition by purchasing 63% for $28,690,266 (based on an exchange rate of 40 INR for 1 USD).   Subsequently, we effectively borrowed, through an intermediary company, $17,900,000 (based on 40 INR for 1 USD) from Sricon.  Through 2008 and 2009 we expanded our business offerings beyond construction to include a rapidly growing materials business. We have successfully repositioned the company as a materials and construction company with construction activity in our TBL subsidiary and materials activity in our other subsidiaries. As a consequence, we no longer owe $17,900,000 and our corresponding ownership in Sricon had decreased from 63% to 22.3%, a minority interest.  The accounting of the decrease in ownership, or deconsolidation of Sricon from the balance sheet of IGC, results in the shrinking of IGC’s balance sheet and a one-time charge on the income statement.

The equity dilution of 40.715% resulted in a consideration of $17,900,000. Following the guidance under ASC 810-10, the parent derecognized the assets, liabilities and equity components (including the amounts previously recognized in other comprehensive income) related to Sricon.  IGC recorded a loss of $785,073 and further reclassified an accumulated AOCI loss of $2,098,492 in the income statement as a result of the dilution.  Deferred acquisition costs related to Sricon amounted to $1,854,750, which were subsequently recorded in the income statement for the Fiscal Year that ended March 31, 2010.

The Company accounted for its remaining 22.3% interest in Sricon by the equity method. The carrying value of the investment in Sricon as of March 31, 2010 was $8,443,181.  The Company’s equity in the income of Sricon for the period ended March 31, 2010 was $16,446. In the current year, due to certain disputes with the management of Sricon, the Company was not able to obtain the financial statements of Sricon. It has been determined that the Company no longer has significant influence in the operations of Sricon. Accordingly, the investment in Sricon is currently valued at cost less provision for impairment losses, if any. Please refer Note 25 for discussion on impairment loss relating to the investment in Sricon.